Non-operating income (expense) - Details of non operating incomes and expenses (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Gain or loss on valuation of investments in associates and joint ventures
Gains on valuation of investments in joint ventures and associates		₩ 80,268		₩ 125,602	₩ 103,775
Reversal of impairment losses of investments in joint ventures and associates		1,744		0	0
Losses on valuation of investments in joint ventures and associates		(7,405)		(23,283)	(16,144)
Impairment losses of investments in joint ventures and associates		(12,411)		(1,242)	(3,634)
Total		62,196	$ 52,327	101,077	83,997
Other Income Disclosure Non operating [Abstract]
Rental fee income		15,056		15,190	10,106
Gains on disposal of investment in joint ventures and associates		70,834		3,470	0
Gains on disposal of premises and equipment, intangble assets and other assets		51,083		9,715	1,632
Reversal of impairment loss of premises and equipment, intangible assets and other assets		166		172	103
Others	[1]	50,990		104,648	56,618
Total		188,129		133,195	68,459
Other Expense Disclosure Non operating [Abstract]
Depreciation on investment properties		2,809		2,689	2,225
Operating expenses on investment properties		1,174		762	834
Losses on disposal of investment in joint ventures and associates		174		0	0
Losses on disposal of premises and equipment, intangible assets and other assets		3,354		2,717	3,433
Impairment losses of premises and equipment, intangible assets and other assets		656		8,763	28,295
Donation		39,335		44,504	62,545
Others	[2]	175,527		253,980	132,051
Total		(223,029)		(313,415)	(229,383)
Total		(34,900)	(29,362)	(180,220)	(160,924)
Profit from bargain purchase		0	$ 0	67,427	₩ 0
Other extraordinary losses related to other provisions		₩ 138,117		₩ 224,427

[1]	Included 67,427 million Won of profit from bargain purchase for the year ended December 31, 2020.
[2]	Others include 224,427 million Won and 138,117 million Won of other extraordinary losses related to other provisions or accounts payable for the years ended December 31, 2020 and 2021.